GUARANTOR SUBSIDIARIES - Schedule Of Guarantor Obligations, Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 728,404	$ 644,430	$ 671,588	$ 544,280	$ 716,931	$ 667,255	$ 706,800	$ 588,836	$ 2,588,702	$ 2,679,822	$ 2,806,204
Operating expenses:
Direct operating expenses	370,592	357,946	352,017	329,212	352,412	361,660	361,987	342,260	1,409,767	1,418,319	1,485,835
Selling, general and administrative expenses	128,616	128,539	126,117	115,941	126,889	126,164	135,567	126,801	499,213	515,421	527,821
Corporate expenses	38,465	35,333	35,340	34,540	31,436	28,103	29,673	28,224	143,678	117,436	116,523
Depreciation and amortization	89,111	81,096	78,290	77,494	85,975	85,780	86,974	85,395	325,991	344,124	375,962
Impairment charges	2,568	1,591	0	0	0	7,274	0	0	4,159	7,274	21,631
Other operating income (expense), net	(2,266)	(11,783)	7,829	32,611	128,203	1,095	(59,384)	284,774	26,391	354,688	(4,824)
Operating income	96,786	28,142	87,653	19,704	248,422	59,369	33,215	290,930	232,285	631,936	273,608
Interest (income) expense, net	96,899	95,467	94,702	92,633	93,129	93,313	94,714	93,873	379,701	375,029	355,917
Interest income on Due from iHeartCommunications	21,594	17,087	15,383	14,807	13,876	12,429	11,291	12,713	68,871	50,309	61,439
Intercompany interest income									0	0	0
Intercompany interest expense									0	0	0
Loss on Due from iHeartCommunications	(855,648)	0	0	0	0	0	0	0	(855,648)	0	0
Gain (loss) on investments, net	(253)	(532)	(135)	(125)	531	0	0	0	(1,045)	531	0
Equity in loss of nonconsolidated affiliates	(161)	(628)	271	(472)	(315)	(727)	(232)	(415)	(990)	(1,689)	(289)
Other income, net	7,204	9,696	8,908	3,992	(24,484)	(6,524)	(33,871)	(5,803)	29,800	(70,682)	12,387
Income (loss) before income taxes	(827,377)	(41,702)	17,378	(54,727)	144,901	(28,766)	(84,311)	203,552	(906,428)	235,376	(8,772)
Income tax benefit (expense)	293,118	(16,347)	(18,390)	21,837	(39,920)	3,619	21,719	(62,917)	280,218	(77,499)	(49,943)
Consolidated net income (loss)	(534,259)	(58,049)	(1,012)	(32,890)	104,981	(25,147)	(62,592)	140,635	(626,210)	157,877	(58,715)
Less amount attributable to noncontrolling interest	7,592	6,159	6,473	(2,086)	6,680	7,329	7,822	976	18,138	22,807	24,629
Net income (loss) attributable to the Company	$ (541,851)	$ (64,208)	$ (7,485)	$ (30,804)	$ 98,301	$ (32,476)	$ (70,414)	$ 139,659	(644,348)	135,070	(83,344)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments									43,341	23,357	(112,782)
Unrealized holding gain (loss) on marketable securities									(414)	(576)	553
Other adjustments to comprehensive income (loss)									6,720	(11,814)	(10,266)
Reclassification adjustments									5,441	46,730	808
Equity in subsidiary comprehensive income									0	0	0
Comprehensive income (loss)									(589,260)	192,767	(205,031)
Less amount attributable to noncontrolling interest									8,949	(8,038)	(10,885)
Comprehensive income (loss) attributable to the Company									(598,209)	200,805	(194,146)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue									0	0	0
Operating expenses:
Direct operating expenses									0	0	0
Selling, general and administrative expenses									0	0	0
Corporate expenses									0	0	0
Depreciation and amortization									0	0	0
Impairment charges									0	0	0
Other operating income (expense), net									0	0	0
Operating income									0	0	0
Interest (income) expense, net									0	0	0
Interest income on Due from iHeartCommunications									0	0	0
Intercompany interest income									(425,882)	(409,717)	(418,527)
Intercompany interest expense									(425,882)	(409,717)	(418,527)
Loss on Due from iHeartCommunications									0
Gain (loss) on investments, net									0	0
Equity in loss of nonconsolidated affiliates									(90,735)	(141,948)	23,670
Other income, net									0	0	(24,575)
Income (loss) before income taxes									(90,735)	(141,948)	(905)
Income tax benefit (expense)									0	0	0
Consolidated net income (loss)									(90,735)	(141,948)	(905)
Less amount attributable to noncontrolling interest									0	0
Net income (loss) attributable to the Company									(90,735)	(141,948)	(905)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments									0	0	0
Unrealized holding gain (loss) on marketable securities									0	0	0
Other adjustments to comprehensive income (loss)									0	0	0
Reclassification adjustments									0	0	0
Equity in subsidiary comprehensive income									(128,485)	(206,788)	263,918
Comprehensive income (loss)									(219,220)	(348,736)	263,013
Less amount attributable to noncontrolling interest									0	0	0
Comprehensive income (loss) attributable to the Company									(219,220)	(348,736)	263,013
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenue									0	0	0
Operating expenses:
Direct operating expenses									0	0	0
Selling, general and administrative expenses									0	0	0
Corporate expenses									14,660	13,157	13,049
Depreciation and amortization									0	0	0
Impairment charges									0	0	0
Other operating income (expense), net									(406)	(427)	(458)
Operating income									(15,066)	(13,584)	(13,507)
Interest (income) expense, net									(414)	(1,195)	2
Interest income on Due from iHeartCommunications									68,871	50,309	61,439
Intercompany interest income									16,349	16,142	16,068
Intercompany interest expense									68,871	50,309	61,439
Loss on Due from iHeartCommunications									(855,648)
Gain (loss) on investments, net									0	0
Equity in loss of nonconsolidated affiliates									114,363	130,558	(63,290)
Other income, net									3,167	3,429	2,915
Income (loss) before income taxes									(736,421)	137,740	(57,816)
Income tax benefit (expense)									92,073	(2,670)	(953)
Consolidated net income (loss)									(644,348)	135,070	(58,769)
Less amount attributable to noncontrolling interest									0	0
Net income (loss) attributable to the Company									(644,348)	135,070	(58,769)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments									0	0	0
Unrealized holding gain (loss) on marketable securities									0	0	0
Other adjustments to comprehensive income (loss)									0	0	0
Reclassification adjustments									0	0	0
Equity in subsidiary comprehensive income									46,139	65,735	(110,802)
Comprehensive income (loss)									(598,209)	200,805	(169,571)
Less amount attributable to noncontrolling interest									0	0	0
Comprehensive income (loss) attributable to the Company									(598,209)	200,805	(169,571)
Subsidiary Issuer
Condensed Financial Statements, Captions [Line Items]
Revenue									0	0	0
Operating expenses:
Direct operating expenses									0	0	0
Selling, general and administrative expenses									0	0	0
Corporate expenses									0	0	0
Depreciation and amortization									0	0	0
Impairment charges									0	0	0
Other operating income (expense), net									0	0	0
Operating income									0	0	0
Interest (income) expense, net									353,082	353,447	352,329
Interest income on Due from iHeartCommunications									0	0	0
Intercompany interest income									339,925	341,472	340,457
Intercompany interest expense									406	15	0
Loss on Due from iHeartCommunications									0
Gain (loss) on investments, net									0	0
Equity in loss of nonconsolidated affiliates									117	38,440	23,020
Other income, net									0	0	3,440
Income (loss) before income taxes									(13,446)	26,450	14,588
Income tax benefit (expense)									2,405	(55,574)	(575)
Consolidated net income (loss)									(11,041)	(29,124)	14,013
Less amount attributable to noncontrolling interest									0	0
Net income (loss) attributable to the Company									(11,041)	(29,124)	14,013
Other comprehensive loss, net of tax:
Foreign currency translation adjustments									0	0	(3,440)
Unrealized holding gain (loss) on marketable securities									0	0	0
Other adjustments to comprehensive income (loss)									0	0	0
Reclassification adjustments									0	0	0
Equity in subsidiary comprehensive income									36,442	67,318	(62,189)
Comprehensive income (loss)									25,401	38,194	(51,616)
Less amount attributable to noncontrolling interest									0	0	0
Comprehensive income (loss) attributable to the Company									25,401	38,194	(51,616)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue									1,137,003	1,144,445	1,193,320
Operating expenses:
Direct operating expenses									510,271	497,634	507,729
Selling, general and administrative expenses									192,452	196,006	199,769
Corporate expenses									93,232	61,926	58,719
Depreciation and amortization									181,906	177,918	194,891
Impairment charges									0	0	21,631
Other operating income (expense), net									34,943	291,717	(7,732)
Operating income									194,085	502,678	202,849
Interest (income) expense, net									(205)	721	1,630
Interest income on Due from iHeartCommunications									0	0	0
Intercompany interest income									69,424	52,103	62,002
Intercompany interest expense									356,458	357,614	356,525
Loss on Due from iHeartCommunications									0
Gain (loss) on investments, net									0	(250)
Equity in loss of nonconsolidated affiliates									(22,754)	(25,902)	18,246
Other income, net									11,232	(6,376)	20,318
Income (loss) before income taxes									(104,266)	163,918	(54,740)
Income tax benefit (expense)									218,629	(33,360)	(8,550)
Consolidated net income (loss)									114,363	130,558	(63,290)
Less amount attributable to noncontrolling interest									0	0
Net income (loss) attributable to the Company									114,363	130,558	(63,290)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments									235	(8,000)	(16,605)
Unrealized holding gain (loss) on marketable securities									0	0	0
Other adjustments to comprehensive income (loss)									0	0	0
Reclassification adjustments									0	0	0
Equity in subsidiary comprehensive income									45,904	73,735	(90,927)
Comprehensive income (loss)									160,502	196,293	(170,822)
Less amount attributable to noncontrolling interest									0	0	0
Comprehensive income (loss) attributable to the Company									160,502	196,293	(170,822)
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue									1,451,699	1,535,377	1,612,884
Operating expenses:
Direct operating expenses									899,496	920,685	978,106
Selling, general and administrative expenses									306,761	319,415	328,052
Corporate expenses									35,786	42,353	44,755
Depreciation and amortization									144,085	166,206	181,071
Impairment charges									4,159	7,274	0
Other operating income (expense), net									(8,146)	63,398	3,366
Operating income									53,266	142,842	84,266
Interest (income) expense, net									27,238	22,056	1,956
Interest income on Due from iHeartCommunications									0	0	0
Intercompany interest income									184	0	0
Intercompany interest expense									147	1,779	563
Loss on Due from iHeartCommunications									0
Gain (loss) on investments, net									(1,045)	781
Equity in loss of nonconsolidated affiliates									(1,981)	(2,837)	(1,935)
Other income, net									15,401	(67,735)	10,289
Income (loss) before income taxes									38,440	49,216	90,101
Income tax benefit (expense)									(32,889)	14,105	(39,865)
Consolidated net income (loss)									5,551	63,321	50,236
Less amount attributable to noncontrolling interest									18,138	22,807	24,629
Net income (loss) attributable to the Company									(12,587)	40,514	25,607
Other comprehensive loss, net of tax:
Foreign currency translation adjustments									43,106	31,357	(92,737)
Unrealized holding gain (loss) on marketable securities									(414)	(576)	553
Other adjustments to comprehensive income (loss)									6,720	(11,814)	(10,266)
Reclassification adjustments									5,441	46,730	808
Equity in subsidiary comprehensive income									0	0	0
Comprehensive income (loss)									42,266	106,211	(76,035)
Less amount attributable to noncontrolling interest									8,949	(8,038)	(10,885)
Comprehensive income (loss) attributable to the Company									$ 33,317	$ 114,249	$ (65,150)